Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 30, 2011
BNY Mellon Small/Mid Cap Fund (Prospectus Summary): | BNY Mellon Small/Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	BNY Mellon Small/Mid Cap Fund
Supplement Text	ck0001111565_SupplementTextBlock

July 17, 2012

BNY MELLON FUNDS TRUST

BNY Mellon Small/Mid Cap Fund

Supplement to Prospectus
dated December 30, 2011

The following information supplements and supersedes any contrary information contained in the sections of the fund's prospectus entitled "Fund Summary – BNY Mellon Small/Mid Cap Fund – Principal Investment Strategy" and "– Portfolio Management," and "Fund Details – BNY Mellon Small/Mid Cap Fund" and "– Management":

Effective on or about August 20, 2012 (the Effective Date), BNY Mellon Fund Advisers, a division of The Dreyfus Corporation, will implement changes to BNY Mellon Small/Mid Cap Fund's investment strategy.  These changes are reflected in the revised disclosure below.  The fund's investment objective –  to seek capital appreciation –  will not change.

The fund's portfolio managers will seek to implement the changes to the fund's investment strategy in an orderly manner, taking into consideration such factors as market conditions, portfolio transaction costs and the potential tax impact to fund shareholders.

Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

As of the Effective Date, the fund will continue to pursue its goal by normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap and mid-cap companies.  The fund currently considers small-cap and mid-cap companies to be those companies with total market capitalizations of between $200 million and $7 billion at the time of investment.  If the market capitalization of a company held by the fund moves outside this range, the fund may, but is not required to, sell the company's securities.  The fund invests primarily in equity securities of U.S. issuers, but may invest up to 15% of its assets in the equity securities of foreign issuers, including those in emerging market countries.  Emerging markets generally include all countries represented by the Morgan Stanley Capital International Emerging Markets Index, or any other country that the fund's portfolio managers believe has an emerging economy or market.  The fund may purchase securities of companies in initial public offerings (IPOs) or shortly thereafter.

The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines quantitative modeling techniques, fundamental analysis and risk management.  The fund's investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics generally similar to those of the Russell 2500™ Index (Russell 2500).

BNY Mellon Small/Mid Cap Fund | Class M Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMCMX
BNY Mellon Small/Mid Cap Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMCIX